FINANCE LEASE LIABILITY	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
FINANCE LEASE LIABILITY	FINANCE LEASE LIABILITY

(in thousands of $)	2021	2020
Finance lease liability, current portion	51,204	48,887
Finance lease liability, long-term portion	472,996	524,200
	524,200	573,087

River Box was a previously wholly owned subsidiary of the Company. It holds investments in direct financing leases, through its subsidiaries, related to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef which were chartered-in on a bareboat basis, each for a period of 15 years from delivery by the shipyard. The four vessels are also chartered-out for the same 15-year period on a bareboat basis to MSC, an unrelated party. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen, a related party. Following the sale of River Box, the investments in the four container vessels accounted for as direct financing leases of $540.9 million and its related finance lease liabilities of $464.7 million have been derecognized from the consolidated financial statements of the Company. (Refer to Note 9: Gain on Sale of Subsidiaries and Note 18: Investment in Associated Companies).

In 2018, the Company acquired four 14,000 TEU container vessels and three 10,600 TEU container vessels, which were subsequently refinanced with an Asian based financial institution by entering into separate sale and leaseback financing arrangements. The vessels are leased back for terms ranging from six to 11 years, with options to purchase the vessel after six years. Due to the terms of the sale and leaseback arrangements, each option is expected to be exercised on the sixth anniversary. These sale and leaseback transactions were accounted for as vessels under finance leases. (Refer to Note 15: Vessels under Finance Lease, net).

The Company's future minimum lease liability under the non-cancellable finance leases are as follows:

Year ending December 31,	(in thousands of $)
2022	74,735
2023	74,735
2024	433,866
Thereafter	—
Total finance lease liability	583,336
Less: imputed interest payable	(59,136)
Present value of finance lease liability	524,200
Less: current portion	(51,204)
Finance lease liability, long-term portion	472,996

Interest incurred on the finance lease liability in the year ended December 31, 2021 was $25.8 million (2020: $59.6 million; 2019: $62.8 million).

Following the adoption of ASU 2016-02 from January 2019, the Company records new and modified leases in accordance with ASC 842. The Company elected the practical expedient to not reassess existing leases. The adoption of the standard resulted in no opening balance adjustments. See also Note 2: Accounting Policies.